Composition of Other Intangible Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 51,809	$ 19,079
Less: Accumulated amortization	(12,309)	(9,132)
Other intangible assets, Net	39,500	9,947
Computer Software
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	5,512	4,514
Less: Accumulated amortization	(4,037)	(3,835)
Trademarks and domain names
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	5,624	3,031
Less: Accumulated amortization	(1,815)	(1,475)
Courseware
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	4,788	448
Less: Accumulated amortization	(711)	(448)
Business Contracts
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	24,891	489
Less: Accumulated amortization	(1,461)	(489)
Copyrights
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	10,087	10,397
Less: Accumulated amortization	(4,023)	(2,685)
Others
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	907	200
Less: Accumulated amortization	$ (262)	$ (200)